Commitments for expenditure	9 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments for expenditure
13.   Commitments for expenditure

Operating lease

Kimber leases its premises in Vancouver under an operating lease which expires on December 31, 2012. At March 31, 2012, the Company is obligated to make $29,480 in basic rental payments under the lease for the three months ended June 30, 2012 and $62,235 for the six months ended December 31, 2012. In addition Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building.